Income taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income taxes
Effective rate	15.70%	6.00%	13.80%	5.70%